Intangible Assets and Non-current Asset Impairment - Impairment assessment (Details)	12 Months Ended
Dec. 31, 2019
Lighting CGU [member]
Disclosure of information for cash-generating units [line items]
Discount rate	6.10%
Display CGU [member]
Disclosure of information for cash-generating units [line items]
Discount rate	6.10%
Terminal growth rate	0.00%
Display Produces Plastic OLED [member]
Disclosure of information for cash-generating units [line items]
Discount rate	6.10%
Terminal growth rate	1.00%